The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation	6 Months Ended
Jun. 30, 2024
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation [Abstract]
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation
2.	The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation
These individual financial statements were reported to the Board of Directors on October 30, 2024.